Investment Objectives and Goals - Victory Pioneer Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Bond Fund Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Victory Pioneer Bond Fund (the “Fund”) seeks current income and total return.